Annual Total Returns (Vanguard Inflation-Protected Securities Fund - Admiral Shares Participant:) (Vanguard Inflation-Protected Securities Fund, Vanguard Inflation-Protected Securities Fund - Admiral Shares)
12 Months Ended
Dec. 31, 2014
Vanguard Inflation-Protected Securities Fund | Vanguard Inflation-Protected Securities Fund - Admiral Shares
Annual Total Return
2014	3.97%
2013	(8.86%)
2012	6.90%
2011	13.29%
2010	6.31%
2009	10.96%
2008	(2.78%)
2007	11.69%
2006	0.52%